ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
ORDINARY SHARES
ORDINARY SHARES

12.  ORDINARY SHARES

On April 8, 2015, the Company completed its IPO on NASDAQ by offering 4,000,000 ADSs, representing 72 million ordinary shares at price of $10 per ADS. On April 27, 2015, the Company issued an additional 220,000 ADSs, representing 3.96 million ordinary shares to the underwriter for exercising the overallotment option at price of $10 per ADS. The total proceeds from issuance of ordinary shares upon IPO are $37,294,600, after deducting the IPO related cost of $3,000,000.

Upon the completion of the IPO, all of the Company’s then outstanding Series A‑1, Series A‑2 and Series B preferred shares were automatically converted into 12,202,988,  122,029,877 and 30,507,471 ordinary shares respectively, and immediately after the completion of the IPO, the indebtedness owed to Mr. Maodong Xu (“Mr. Xu”), one of the Company’s shareholder, amounting to $69.4 million was converted into 124,835,802 ordinary shares.

On June 8, 2015, the Company issued 741,422,780 ordinary shares to the Company’s  original shareholders for the acquisition of the Company. In addition, the Company initially agreed to issue 72,000,000 ordinary shares of the Company to Mr. Xu at a purchase price of $0.5556 per share, for a total purchase price of $40,000,000. On September 7, 2015, the Company and Mr. Xu reduced the number of shares to be purchased through a supplemental agreement resulting in a final subscription amount of $15,000,000 for 27,000,000 shares. On the same date, the Company issued an additional 27,000,000 ordinary shares to Mr. Xu in relation to his additional subscription.

On September 27, 2015, the Company issued and transferred 38,363,112 ordinary shares to its depositary bank representing 2,131,284 ADSs, to be issued to employees and former employees upon the exercise of their vested share options and the registration of their vested RSUs.

On July 31, 2018, the Company decided to change the ADS-to-Share ratio from the ratio of one (1) ADS to eighteen (18) Shares to a new ratio of one (1) ADS to one hundred eighty (180) Shares.

On May 21, 2019, the Company issued 632,660,858 ordinary shares to Unicorn’s original shareholders for the acquisition of Unicorn.

On May 3, 2020, the Company issued 761,789,601 ordinary shares to NBpay’s original shareholders for the acquisition of NBpay.

On May 20, 2020, the Company issued 90,000,000 ordinary shares to an investor through private placement for US$300,000.

On August 13, 2020, the Company issued and transferred 36,000,000 ordinary shares to its depositary bank representing 1,000,000 ADSs, to be issued to employees and former employees upon the exercise of their vested share options and the registration of their vested RSUs.

As of December 31, 2018, and 2019, 37,670,266,  37,614,238 ordinary shares, respectively, out of these 38,363,112 ordinary shares had been issued to employees and former employees upon the exercise of share options and the registration of vested RSUs. Therefore, as of December 31, 2018 and 2019,  692,846 and 636,818 common shares, respectively, remained for future issuance. As of December 31, 2020, 55,983,312 ordinary shares, out of these 74,363,112 ordinary shares had been issued to employees and former-employees upon the exercise of share options and the registration of vested RSUs. Therefore, as of December 31, 2020, 18,379,800 common shares remained for future issuance.